UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)        A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF

Ticker: EMQQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about the EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2025 to February 28, 2026.  You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EMQQ The Emerging Markets Internet ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,914,852	60	$1,594,521	15%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.5%
Consumer Staples	0.5%
Real Estate	0.9%
Industrials	2.3%
Energy	8.1%
Financials	17.6%
Communication Services	21.0%
Consumer Discretionary	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Reliance Industries	8.1%
MercadoLibre	7.8%
Alibaba Group Holding	7.2%
PDD Holdings ADR	6.9%
Sea ADR	6.5%
Tencent Holdings	6.5%
NU Holdings, Cl A	5.8%
Meituan, Cl B	4.0%
Bajaj Finance	3.4%
Naspers, Cl N	3.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://emqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EMQQ-SAR-2026

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF

Ticker: FMQQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: February 28, 2026

This semi-annual shareholder report contains important information about the FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2025 to February 28, 2026.  You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FMQQ The Next Frontier Internet ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,284,739	38	$124,620	15%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
42.8%
Consumer Discretionary
37.1%
Communication Services
8.3%
Energy
8.1%
Industrials
4.4%

Table Summary
Value	Value
Industrials	4.4%
Energy	8.1%
Communication Services	8.3%
Consumer Discretionary	37.1%
Financials	42.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bajaj Finance	8.7%
Reliance Industries	8.1%
NU Holdings, Cl A	8.0%
MercadoLibre	7.8%
Eternal	7.5%
Sea ADR	7.2%
Kaspi.KZ JSC ADR	4.7%
Grab Holdings, Cl A	4.4%
Jio Financial Services	3.9%
NAVER	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://fmqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-888-9892 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FMQQ-SAR-2026

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a)        The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet ETF

FMQQ The Next Frontier Internet ETF

Semi-Annual Financials and Other Information

February 28, 2026

(Unaudited)

EMQQ/FMQQ

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Sector Weightings

49.8% Consumer Discretionary
21.0% Communication Services
17.6% Financials
8.1% Energy
2.3% Industrials
0.9% Real Estate
0.5% Consumer Staples
0.5% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 100.2%
Brazil — 15.6%
Consumer Discretionary — 7.8%
MercadoLibre*	14,127	$24,829,333
Financials — 7.8%
Inter	114,238	983,475
NU Holdings, Cl A*	1,228,706	18,406,016
Pagseguro Digital, Cl A	73,727	782,244
StoneCo, Cl A*	96,473	1,620,746
XP, Cl A	140,755	3,030,455
		24,822,936
		49,652,269
China — 41.3%
Communication Services — 14.8%
Baidu, Cl A*	501,600	7,932,336
Bilibili, Cl Z*	67,760	1,916,163
Kuaishou Technology, Cl B	651,300	5,233,114
NetEase	399,100	9,143,102
Tencent Holdings	311,300	20,614,972
Tencent Music Entertainment Group ADR	166,271	2,427,557
		47,267,244
Consumer Discretionary — 23.8%
Alibaba Group Holding	1,256,600	22,956,366
JD.com, Cl A	643,800	8,592,615
Meituan, Cl B*	1,237,200	12,835,190
PDD Holdings ADR*	210,359	21,820,539
Trip.com Group	147,100	7,736,612
Vipshop Holdings ADR	96,389	1,679,096
		75,620,418
Description	Shares	Fair Value
China — continued
Consumer Staples — 0.5%
JD Health International*	238,350	$1,729,239
Financials — 0.2%
Qifu Technology ADR	31,520	458,931
Industrials — 1.1%
Full Truck Alliance ADR	203,459	1,908,445
Kanzhun ADR	95,078	1,528,854
		3,437,299
Real Estate — 0.9%
KE Holdings, Cl A	500,700	2,788,299
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		2,788,299
		131,301,430
Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	43,364	356,886
Hong Kong — 1.0%
Financials — 1.0%
Futu Holdings ADR*	21,213	3,157,343
India — 19.3%
Communication Services — 0.6%
Affle 3i*	18,804	284,655
Info Edge India	124,678	1,411,011
		1,695,666
Consumer Discretionary — 4.0%
Cartrade Tech*	13,773	272,656
Eternal*	2,548,014	6,898,238
FSN E-Commerce Ventures*	396,974	1,158,419
Jubilant Foodworks	138,681	792,517
Lenskart Solutions*	173,460	1,024,635
MakeMyTrip(C)*	26,482	1,495,439
Swiggy*	377,058	1,250,626
		12,892,530
Energy — 8.1%
Reliance Industries	1,672,471	25,624,900
Financials — 6.6%
Angel One	151,130	387,392
Bajaj Finance	975,968	10,683,739
Billionbrains Garage Ventures*	1,380,137	2,480,192
Indian Energy Exchange	266,187	367,610
Jio Financial Services	1,179,084	3,310,073
One 97 Communications*	111,397	1,344,827

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value
India — continued
Financials — continued
PB Fintech*	120,684	$1,965,408
Pine Labs*	279,219	583,782
		21,123,023
		61,336,119
Indonesia — 0.4%
Consumer Discretionary — 0.4%
GoTo Gojek Tokopedia, Cl A*	347,349,000	1,263,841
Japan — 1.0%
Communication Services — 1.0%
Nexon	150,600	3,203,475
Kazakhstan — 1.2%
Financials — 1.2%
Kaspi.KZ JSC ADR*	55,710	3,932,569
Poland — 0.6%
Consumer Discretionary — 0.6%
Allegro.eu*	221,068	1,717,420
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	117,354	1,173
Singapore — 7.7%
Consumer Discretionary — 6.5%
Sea ADR*	191,341	20,750,932
Industrials — 1.2%
Grab Holdings, Cl A*	876,442	3,698,585
		24,449,517
South Africa — 3.2%
Consumer Discretionary — 3.2%
Naspers, Cl N	181,429	10,090,496
South Korea — 8.7%
Communication Services — 4.6%
Kakao	107,795	4,668,494
NAVER	50,048	8,854,512
NCSoft	6,684	1,073,343
		14,596,349
Consumer Discretionary — 3.4%
Coupang, Cl A*	471,718	9,000,380
Delivery Hero, Cl A*	76,291	1,770,449
		10,770,829
Description	Shares	Fair Value
South Korea — continued
Financials — 0.7%
KakaoBank	122,838	$2,318,423
		27,685,601
Uruguay — 0.1%
Financials — 0.1%
Dlocal, Cl A	31,750	388,620
Total Common Stock
(Cost $270,455,919)		318,536,759
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(D(E)	1,571,620	1,571,620
Total Short-Term Investment
(Cost $1,571,620)		1,571,620
Total Investments – 100.7%
(Cost $272,027,539)		$320,108,379

Percentages are based on net assets of $317,914,852.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

(C)      This security or a partial position of this security is on loan at February 28, 2026. The total value of securities on loan at February 28, 2026 was $1,343,986.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2026 was $1,571,620.

(E)      The rate shown is the 7-day effective yield as of February 28, 2026.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$49,652,269	$—	$—		$49,652,269
China	131,301,430	—	—		131,301,430
Germany	356,886	—	—		356,886
Hong Kong	3,157,343	—	—		3,157,343
India	61,336,119	—	—		61,336,119
Indonesia	1,263,841	—	—		1,263,841
Japan	3,203,475	—	—		3,203,475
Kazakhstan	3,932,569	—	—		3,932,569
Poland	1,717,420	—	—		1,717,420
Russia	—	—	1,173	(2)	1,173
Singapore	24,449,517	—	—		24,449,517
South Africa	10,090,496	—	—		10,090,496
South Korea	27,685,601	—	—		27,685,601
Uruguay	388,620	—	—		388,620
Short-Term Investment
United States	1,571,620	—	—		1,571,620
Total Investments in Securities	$320,107,206	$—	$1,173		$320,108,379

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the period ended February 28, 2026, Level 3 securities had sales proceeds of $0, Realized Gain/(Loss) of $0 and Change in Unrealized Gain/(Loss) of $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 100.7%
Brazil — 23.4%
Consumer Discretionary — 7.8%
MercadoLibre*	1,083	$1,903,459
Financials — 15.6%
Inter	32,906	283,288
NU Holdings, Cl A*	129,010	1,932,570
Pagseguro Digital, Cl A	21,237	225,324
StoneCo, Cl A*	27,826	467,477
XP, Cl A	40,599	874,097
		3,782,756
		5,686,215
Germany — 0.4%
Consumer Discretionary — 0.4%
Jumia Technologies ADR*	12,491	102,801
India — 45.8%
Communication Services — 2.1%
Affle 3i*	5,416	81,988
Info Edge India	35,914	406,447
		488,435
Consumer Discretionary — 14.6%
Cartrade Tech*	3,967	78,532
Eternal*	668,688	1,810,339
FSN E-Commerce Ventures*	114,348	333,682
Jubilant Foodworks	39,947	228,284
Lenskart Solutions*	49,965	295,145
MakeMyTrip*	7,639	431,375
Swiggy*	108,612	360,244
		3,537,601
Energy — 8.1%
Reliance Industries	128,021	1,961,484
Financials — 21.0%
Angel One	43,540	111,606
Bajaj Finance	193,420	2,117,333
Description	Shares	Fair Value
India — continued
Financials — continued
Billionbrains Garage Ventures*	397,549	$714,420
Indian Energy Exchange	76,675	105,890
Jio Financial Services	339,636	953,469
One 97 Communications*	32,088	387,379
PB Fintech*	34,763	566,135
Pine Labs*	80,429	168,158
		5,124,390
		11,111,910
Indonesia — 1.5%
Consumer Discretionary — 1.5%
GoTo Gojek Tokopedia, Cl A*	100,054,000	364,049
Kazakhstan — 4.7%
Financials — 4.7%
Kaspi.KZ JSC ADR*	16,069	1,134,310
Poland — 2.0%
Consumer Discretionary — 2.0%
Allegro.eu*	63,679	494,706
Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	7,810	78
Singapore — 11.6%
Consumer Discretionary — 7.2%
Sea ADR*	16,139	1,750,275
Industrials — 4.4%
Grab Holdings, Cl A*	252,801	1,066,820
		2,817,095
South Korea — 10.8%
Communication Services — 6.2%
Kakao	11,035	477,915
NAVER	5,124	906,540
NCSoft	684	109,840
		1,494,295
Consumer Discretionary — 3.6%
Coupang, Cl A*	37,242	710,577
Delivery Hero, Cl A*	7,810	181,243
		891,820
Financials — 1.0%
KakaoBank	12,575	237,338
		2,623,453

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Uruguay — 0.5%
Financials — 0.5%
Dlocal, Cl A	9,145	$111,935

Total Common Stock
(Cost $20,868,602)		24,446,552

Total Investments—100.7%
(Cost $20,868,602)		$24,446,552

Percentages are based on net assets of $24,284,739

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$5,686,215	$—	$—		$5,686,215
Germany	102,801	—	—		102,801
India	11,111,910	—	—		11,111,910
Indonesia	364,049	—	—		364,049
Kazakhstan	1,134,310	—	—		1,134,310
Poland	494,706	—	—		494,706
Russia	—	—	78	(2)	78
Singapore	2,817,095	—	—		2,817,095
South Korea	2,623,453	—	—		2,623,453
Uruguay	111,935	—	—		111,935
Total Investments in Securities	$24,446,474	$—	$78		$24,446,552

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the period ended February 28, 2026, Level 3 securities had sales proceeds of $0, Realized Gain/(Loss) of $0 and Change in Unrealized Gain/(Loss) of $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Assets:
Investments, at Cost	$272,027,539	$20,868,602
Foreign Currency, at Cost	128,681	125
Investments, at Fair Value*	$320,108,379	$24,446,552
Cash and Cash Equivalents	—	22,149
Foreign Currency, at Value	125,009	128
Receivable for Investment Securities Sold	162,741	—
Dividends Receivable	147,108	14,980
Tax Reclaims Receivable	5,216	—
Total Assets	320,548,453	24,483,809

Liabilities:
Payable Upon Return on Securities Loaned	1,571,620	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	705,822	182,396
Advisory Fees Payable	220,129	16,674
Payable to Custodian – Overdraft	136,030	—
Total Liabilities	2,633,601	199,070

Net Assets	$317,914,852	$24,284,739

Net Assets Consist of:
Paid-in Capital	$755,425,353	$30,141,331
Total Distributable Earnings (Accumulated Losses)	(437,510,501)	(5,856,592)
Net Assets	$317,914,852	$24,284,739

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	8,800,000	1,925,000
Net Asset Value, Offering and Redemption Price Per Share	$36.13	$12.62
* Includes Value of Securities on Loan	$1,343,986	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Six Month Ended February 28, 2026 (Unaudited)

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Investment Income:
Dividend Income	$497,919	$41,205
Interest Income	—	1,089
Income from Securities Lending, Net	28,362	—
Less: Foreign Taxes Withheld	(47,520)	(3,536)
Total Investment Income	478,761	38,758

Expenses:

Advisory Fees	1,594,521	124,620

Total Expenses	1,594,521	124,620

Net Investment Income (Loss)	(1,115,760)	(85,862)

Net Realized Gain (Loss) on:

Investments(1)	(14,882,191)	(732,786)
Foreign Currency Transactions	(103,168)	(2,873)
Foreign Capital Gains Tax	—	(744)
Net Realized Gain (Loss)	(14,985,359)	(736,403)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(33,529,707)	(3,778,194)
Foreign Currency Translations	(1,768)	(25)
Foreign Capital Gains Tax on Appreciated Securities	871,403	147,605

Net Change in Unrealized Appreciation (Depreciation)	(32,660,072)	(3,630,614)

Net Realized and Unrealized Gain (Loss)	(47,645,431)	(4,367,017)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,761,191)	$(4,452,879)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income (Loss)	$(1,115,760)	$(771,062)
Net Realized Gain (Loss)(1)	(14,985,359)	5,664,723
Net Change in Unrealized Appreciation (Depreciation)	(32,660,072)	80,863,074
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,761,191)	85,756,735

Distributions:	(10,972,042)	(5,800,915)
Capital Share Transactions:
Issued	4,618,314	—
Redeemed	(2,087,740)	(68,940,071)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,530,574	(68,940,071)

Total Increase (Decrease) in Net Assets	(57,202,659)	11,015,749
Net Assets:
Beginning of Year/Period	375,117,511	364,101,762
End of Year/Period	$317,914,852	$375,117,511

Share Transactions:
Issued	100,000	—
Redeemed	(50,000)	(1,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(1,850,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations:
Net Investment Income (Loss)	$(85,862)	$(141,612)
Net Realized Gain (Loss)(1)	(736,403)	1,319,827
Net Change in Unrealized Appreciation (Depreciation)	(3,630,614)	2,396,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,452,879)	3,574,230

Distributions:	(162,822)	(125,400)
Capital Share Transactions:
Redeemed	(2,747,092)	(2,029,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,747,092)	(2,029,484)

Total Increase (Decrease) in Net Assets	(7,362,793)	1,419,346
Net Assets:
Beginning of Year/Period	31,647,532	30,228,186
End of Year/Period	$24,284,739	$31,647,532

Share Transactions:
Redeemed	(200,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	(150,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended February 28, 2026 (Unaudited)		Years Ended August 31,
			2025	2024	2023	2022	2021
Net Asset Value, beginning of year/period	$42.87		$34.35	$31.12	$31.55	$53.59	$54.11
Investment Activities
Net investment income (loss)*	(0.13)		(0.08)	0.11	(0.10)	(0.01)	(0.38)
Net realized and unrealized gain (loss)	(5.36)		9.19	3.36	(0.33)	(22.03)	(0.03)**
Total from investment activities	(5.49)		9.11	3.47	(0.43)	(22.04)	(0.41)
Distributions to shareholders from:
Net investment income	(1.25)		(0.59)	(0.24)	—	—	(0.11)
Total distributions	(1.25)		(0.59)	(0.24)	—	—	(0.11)

Net Asset Value, end of year/period	$36.13		$42.87	$34.35	$31.12	$31.55	$53.59

Net Asset Value, Total Return (%)(1)	(13.13)		26.90	11.29	(1.36)	(41.13)	(0.77)
Ratios to Average Net Assets
Expenses (%)	0.86	(2)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss) (%)	(0.60	)(2)	(0.21)	0.35	(0.32)	(0.03)	(0.61)
Supplemental Data
Net Assets end of year/period (000)	$317,915		$375,118	$364,102	$496,367	$615,153	$1,355,953
Portfolio turnover rate (%)(3)	15		25	26	21	44	71

*          Per share data calculated using average shares method.

**        Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended February 28, 2026 (Unaudited)		Years Ended August 31,			Period Ended August 31, 2022†
			2025	2024	2023
Net Asset Value, beginning of year/period	$14.89		$13.29	$10.78	$11.20	$25.80
Investment Activities
Net investment income (loss)*	(0.04)		(0.06)	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(2.15)		1.72	2.55	(0.40)	(14.53)
Total from investment activities	(2.19)		1.66	2.52	(0.42)	(14.60)
Distributions to shareholders from:
Net investment income	(0.08)		(0.06)	(0.01)	—	—
Total distributions	(0.08)		(0.06)	(0.01)	—	—

Net Asset Value, end of year/period	$12.62		$14.89	$13.29	$10.78	$11.20

Net Asset Value, Total Return (%)(1)	(14.73)		12.54	23.42	(3.75)	(56.59)
Ratios to Average Net Assets
Expenses (%)	0.86	(2)	0.86	0.86	0.86	0.86	(2)
Net investment income (loss) (%)	(0.59	)(2)	(0.48)	(0.25)	(0.19)	(0.58	)(2)
Supplemental Data
Net Assets end of year/period (000)	$24,285		$31,648	$30,228	$18,868	$15,114
Portfolio turnover rate (%)(3)	15		21	40	24	66

*          Per share data calculated using average shares method.

†         Commenced operations on September 27, 2021.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet IndexTM. The FMQQ The Next Frontier Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The EMQQ The Emerging Markets Internet ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended February 28, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of February 28, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended February 28, 2026, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation (depreciation) on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax on Appreciated Securities	Net Change in Unrealized Appreciation (Depreciation) on Deferred Accrued Foreign Capital Gains Tax on Appreciated Securities
EMQQ The Emerging Markets Internet ETF	$705,822	$871,403
FMQQ The Next Frontier Internet ETF	182,396	147,605

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Funds, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

services to the Funds and is responsible for the day to day management of the Funds including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses“).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended February 28, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet ETF	$56,841,027	$67,274,980
FMQQ The Next Frontier Internet ETF	4,261,134	5,868,777

For the six months ended February 28, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the six months ended February 28, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
EMQQ The Emerging Markets Internet ETF	$2,776,888	$1,594,341	$744,156
FMQQ The Next Frontier Internet ETF	—	1,390,890	676,822

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2025 and August 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet ETF
2025	$5,800,915	$—	$5,800,915
2024	3,171,921	—	3,171,921
FMQQ The Next Frontier Internet ETF
2025	$125,400	$—	$125,400
2024	20,951	—	20,951

As of August 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Undistributed Ordinary Income	$6,897,309	$—
Post-October Losses	(6,216,876)	—
Capital Loss Carryforwards	(399,841,440)	(7,319,580)
Deferred Late-Year Losses	—	(20,401)
Unrealized Appreciation (Depreciation)	21,383,749	6,099,090
Other Temporary Differences	(10)	—
Total Distributable Earnings (Accumulated Losses)	$(377,777,268)	$(1,240,891)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the Fund’s next taxable year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through August 31, 2025, and specified losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet ETF	$113,061,691	$286,779,749	$399,841,440
FMQQ The Next Frontier Internet ETF	3,239,450	4,080,130	7,319,580

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) on investments held by the Funds at February 28, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EMQQ The Emerging Markets Internet ETF	$272,027,539	$69,365,523	$(21,284,683)	$48,080,840
FMQQ The Next Frontier Internet ETF	20,868,602	5,112,400	(1,534,450)	3,577,950

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your shares. Because a Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of a Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of the Fund’s portfolio holdings.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Risks of Investing in China (EMQQ): The Fund may, from time to time, invest a significant portion of its assets in securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These and other factors could make it more difficult or impossible for the Fund to reach its investment objective or there could be a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Risks of Investing in India (FMQQ): The Fund may, from time to time, invest a significant portion of its assets in companies in India. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. The ability of a Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that makes it more difficult or impossible for the Fund to reach its investment objective or may adversely affect the ability of a Fund to repatriate its income and capital.

Frontier Market Risk: Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings,

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, the conflict in the Middle East, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. Securities Lending

The Funds have a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

EMQQ/FMQQ

Notes to Financial Statements

February 28, 2026 (Unaudited) (Concluded)

7. Securities Lending (concluded)

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of February 28, 2026:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$1,343,986	$1,343,986	$—	$—

(1)   Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at February 28, 2026, are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of February 28, 2026, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$1,571,620	$—	$—	$—	$1,571,620

8. OTHER

At February 28, 2026, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF total shares outstanding were held by three and one Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Other Information (Form N-CSRS Items 8-11)

February 28, 2026 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Continuance of Investment Advisory Agreement with respect to EMQQ and FMQQ

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the EMQQ The Emerging Markets Internet ETF (“EMQQ”) and FMQQ The Next Frontier Internet ETF (“FMQQ”) (each a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each

EMQQ/FMQQ

Other Information (Form N-CSRS Items 8-11)

February 28, 2026 (Unaudited) (Continued)

Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining the Fund’s investment program; implementing changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed and each Fund’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided with reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2025, and and reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board found that EMQQ and FMQQ generally performed in line with their respective index over the relevant period. The Board reviewed information regarding EMQQ’s and FMQQ’s index tracking, noting, as applicable, the factors that contributed to each Fund’s tracking error, such as management fee and trading commissions. The Board concluded that each Fund’s performance was acceptable.

EMQQ/FMQQ

Other Information (Form N-CSRS Items 8-11)

February 28, 2026 (Unaudited) (Concluded)

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included passively managed ETFs for each Fund. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that EMQQ’s and FMQQ’s respective advisory fees were the highest among the peer group.

The Board took into account that each Fund’s underlying index was highly specialized and the product of rigorous research that included sponsor personnel visiting numerous countries, which may contribute to limitations in the construction of the peer groups to provide meaningful direct comparisons to each Fund. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of services rendered and the advisory arrangement with EMQQ being only modestly profitable to ETC.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQ-SA-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: April 22, 2026

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: April 22, 2026